SCHEDULE OF EXPECTED FUTURE BENEFIT PAYMENTS (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Retirement Benefits [Abstract]
2024	$ 6,538
2025	5,448
2026	5,589
2027	5,511
2028	5,340
2029 through 2032	$ 24,630